Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets [Abstract]
Short-term Investments	¥ 1,926	$ 273	¥ 32,000	$ 4,529
Other financial assets					¥ 255,958
Fair Value, Recurring [Member]
Assets [Abstract]
Short-term Investments	1,926		32,000
Other financial assets					255,958
Liabilities [Abstract]
Warrant liabilities					5,618
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Short-term Investments	¥ 1,926		¥ 32,000
Other financial assets					255,958
Liabilities [Abstract]
Warrant liabilities					¥ 5,618